BONDS AND NOTES ISSUED (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of bonds and notes issued [Abstract]
Disclosure Of detailed information Of bonds and notes issued [Text Block]
This item consists of the following:

	Annual interest rate	Interest payment	Maturity	Issued amount	2018	2017
	%			(000)	S/(000)	S/(000)

Senior notes - (i)	5.38	Semi-annual	September 2020	US$800,000	2,671,647	2,612,379
Senior notes - (i)(ix)	Between 2.75 and 4.25	Semi-annual	Between January 2018 and April 2023	US$596,455	1,225,109	1,948,082
Senior notes - (ii)	4.25	Semi-annual	April 2023	US$350,000	1,123,542	1,066,904
Senior notes - (x)	2.25	Semi-annual	October 2019	US$300,000	996,355	954,131
Senior notes	4.85	Semi-annual	October 2020	S/2,000,000	1,977,410	1,958,571

CCR Inc. MMT 100 - Secured notes- (iii)
2012 Series C Floating rate certificates	4.75	Monthly	July 2022	US$315,000	543,896	670,132

Corporate bonds -
Second program
Third issuance (Series A and B) – BCP	Between 7.47 and 8.50	Quarterly	Between June and July 2018	S/200,000	–	194,883

Fourth program
Tenth issuance (Series A, B and C) - BCP	Between 5.31 and 7.25	Semi-annual	Between December 2021 and November 2022	S/550,000	529,515	530,034
First issuance (Series A) - Mibanco	6.56	Semi-annual	July 2018	S/100,000	–	86,513
First issuance (Series B) - Mibanco	7.16	Semi-annual	June 2019	S/100,000	100,000	89,087

Fifth program
First issuance (Series A) - BCP	6.41	Semi-annual	April 2019	S/172,870	162,561	162,096
First issuance (Series B) - BCP	5.59	Semi-annual	September 2019	S/150,000	128,342	136,311
First issuance (Series C) - BCP	5.625	Semi-annual	November 2019	S/138,410	124,019	123,761
First issuance (Series D) - BCP	5.91	Semi-annual	January 2020	S/182,410	167,649	167,500
Third issuance (Series A) - BCP	4.59	Semi-annual	July 2021	S/70,770	65,300	–
Third issuance (Series B) - BCP	4.88	Semi-annual	October 2021	S/42,200	29,729	–

					1,307,115	1,490,185

	Annual interest rate	Interest payment	Maturity	Issued amount	2018	2017
	%			(000)	S/(000)	S/(000)

Subordinated bonds - BCP (iv)	6.13	Semi-annual	April 2027	US$720,000	2,436,615	2,333,152

Subordinated bonds - BCP (v)	6.88	Semi-annual	September 2026	US$350,000	1,151,325	1,135,050

Junior subordinated bonds - BCP (vi)	9.75	Semi-annual	November 2069	US$250,000	840,543	813,695

Subordinated bonds -
First program
First issuance (Series A) - BCP	6.22	Semi-annual	May 2027	S/15,000	15,000	15,000
First issuance (Series A) - Pacífico Seguros	6.97	Quarterly	November 2026	US$60,000	201,933	193,900

Second program
First issuance (Series A) - Mibanco	8.50	Semi-annual	May 2026	S/100,000	100,000	100,000
First issuance (Series B) - Mibanco	7.22	Semi-annual	June 2027	S/30,000	30,000	29,953

Third program
Fourth issuance (Series A) - Mibanco	6.19	Semi-annual	December 2022	S/40,000	39,862	39,978
Fifth issuance (Series A and B) - Mibanco	7.75	Semi-annual	July 2024	S/88,009	88,009	87,869
Issuance I - Banco de Crédito de Bolivia	6.25	Semi-annual	August 2028	Bs70,000	34,418	33,072
Issuance II - Banco de Crédito de Bolivia	5.25	Semi-annual	August 2022	Bs137,200	68,168	65,677
					577,390	565,449

Negotiable certificate of deposit - Mibanco	Between 1.80 and 5.90	Annual	Between January 2018 and January 2024	S/2,998	1,190	1,461

Subordinated negotiable certificates - BCP (vii)	6.88	Semi-annual	September 2026	US$126,120	408,544	390,450
Subordinated negotiable certificates - BCP (vii)	Libor 3M + 279 bp	Semi-annual	November 2021	US$2,960	9,984	9,593

Leasing bonds
First program (viii)
Sixth issuance (Series A) - BCP	8.72	Quarterly	August 2018	S/100,000	–	100,000
					15,270,665	16,049,234
Interest payable					186,875	193,023
Total					15,457,540	16,242,257

At December 31, 2017 the Group holds IRS for a notional amount totaling US$2,442.4 million, equivalent to S/7,915.9 million, see Note 12(b), which were designated as fair value hedges of certain corporate bonds, subordinated bonds and Notes denominated in U.S. Dollars at a fixed rate; through said IRS, these bonds and Notes were economically converted to a variable interest rate.

(i)
The Group can redeem all or part of the bonds at any date, taking as penalty an interest rate equal to the Treasury of the United States of America’s plus 40 basis points. Payment of principal will take place on the date of maturity or redemption of the bonds.

(ii)
The Group can redeem all or part of the notes at any date, taking as penalty an interest rate equal to the Treasury of the United States of America’s plus 50 basis points. Payment of principal will take place on the date of maturity or redemption of the notes.

(iii)
This issuance are secured by the collection of BCP’s (including its foreign branches) future inflows from electronic messages sent through the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”) network and utilized within the network to instruct correspondent banks to make a payment of a certain amount to a beneficiary that is not a financial institution.

(iv)
From 2022, the Bank will pay a floating interest rate of Libor 3 month plus 704.3 basis points. Between April 24, 2017 and April 24, 2022, the Bank can redeem all or part of the subordinated bonds taking as penalty an interest rate equal to the Treasury of the United States of America’s plus 50 basis points. Additionally, from April 25, 2022 or at any later date of coupon payment, the Bank will be able to redeem all or part of the bonds without penalty. Payment of principal will take place at the date of maturity of bonds or upon redemption.

(v)
As from September 16, 2021, the interest rate becomes a floating rate Libor 3 month plus 770.8 basis points. Between September 16, 2016 and September 15, 2021, the Group may redeem all or part of the bonds, with the penalty of the payment of an interest equivalent to the American Treasury plus 50 basis points. Additionally, from September 16, 2021 or at any later date of coupon payment, the Group can redeem all or part of the bonds without penalty. Payment of principal will take place at the date of maturity of bonds or upon redemption.

(vi)
In November 2019, interest rate will become a variable rate Libor 3 month plus 816.7 basis points. As from that date and any interest payment date the Bank can redeem 100 percent of the bonds without penalty. Payment of principal will take place at the date of maturity or upon redemption.

This issuance, as authorized by the SBS, qualifies as “Tier 1” equity in the determination of the regulatory capital (“patrimonio efectivo”) and has no related guarantees.

(vii)
As of November 2016, interest is accrued at a variable rate of Libor 3 month plus 2.79 basis points with semi-annual payments; likewise, as of that date, the Group can redeem all the certificates without penalties. The payment of the principal will occur on the date of expiration or redemption.

(viii)	Leasing bonds are collateralized by assets financed by the Group.

(ix)
In June 2014, the Group offered an exchange to the holders of senior notes, by which the notes were partially replaced with new notes, at market rate, with the same characteristics of the senior notes mentioned in (i) above.

(x)
The Group can redeem all or part of the notes at any time, subject to a penalty of an interest rate equal to the Treasury of the United States of America’s plus 20 basis points. The payment of principal will take place on the maturity date of the notes or when the Group redeems them.

Disclosure of detailed information of balances of bonds and notes issued by their maturity [Text Block]
The table below shows the bonds and notes issued, classified by maturity:

	2018	2017
	S/(000)	S/(000)

Up to 3 months	63,518	36,687
From 3 months to 1 year	1,625,563	1,236,046
From 1 to 3 years	5,375,585	6,508,352
From 3 to 5 years	2,905,763	760,102
More than 5 years	5,300,236	7,508,047

Total	15,270,665	16,049,234